Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2024
Financial Assets at Fair Value through Profit or Loss [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
18.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
Listed equity investments, at fair value	1,951	1,141	156

The above equity investments were classified as financial assets at fair value through profit or loss as they were held for trading.

The financial assets are the equity securities issued to the Group by a customer as a consideration for the Group’s licenses of IP and Compounds Library. The equity securities became listed on NASDAQ in May 2018. Management designated the listed equity investments as financial assets measured at fair value through profit or loss.